Operating expenses	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	June 30, 2021			June 30, 2020
	R&D	SG&A	Total	R&D	SG&A	Total
Subcontracting costs(1)	(10,596)	(75)	(10,672)	(14,394)	—	(14,394)
Cost of supplies and consumable materials	(1,513)	(666)	(2,180)	(1,865)	—	(1,865)
Personnel expenses other than share-based compensation	(6,908)	(5,792)	(12,700)	(7,644)	(5,989)	(13,633)
Share-based compensation	(219)	(633)	(852)	(377)	(447)	(824)
Personnel expenses	(7,127)	(6,425)	(13,552)	(8,021)	(6,436)	(14,457)
Non-scientific advisory and consulting(2)	(165)	(3,293)	(3,458)	(20)	(4,109)	(4,129)
Leasing and maintenance	(131)	(1,053)	(1,184)	(408)	(665)	(1,073)
Travel expenses and meeting attendance	(22)	(36)	(58)	(145)	(128)	(273)
Marketing, communication and public relations	(44)	(145)	(189)	(70)	(725)	(795)
Scientific advisory and consulting(3)	51	(83)	(32)	(140)	—	(140)
Other purchases and external expenses	—	(1,255)	(1,255)	190	(911)	(722)
Depreciation and amortization	(1,473)	(719)	(2,191)	(6,145)	(574)	(6,718)
Intellectual property expenses	(779)	278	(500)	(122)	(398)	(520)
Other income and (expenses), net	5	(632)	(627)	(358)	(545)	(904)
Termination agreement Lumoxiti - provision (4)	—	(5,217)	(5,217)	—	—	—
Total operating expenses	(21,794)	(19,321)	(41,115)	(31,499)	(14,490)	(45,989)

(1)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
(4)See note 18.3.
Personnel expenses other than share-based compensationThe line item amounted to €12,700 thousand and €13,633 thousand for the six months ended June 30, 2021 and 2020 respectively. The Company had 212 employees at June 30, 2021, compared to 247 at June 30, 2020.Depreciation and amortizationThe line item is mainly composed of the amortization of the rights of monalizumab intangible asset as of June 30, 2021, and of the rights of monalizumab , IPH5201 and Lumoxiti intangible assets as of June 30, 2020 (see Note 6).Cost of suppliers and consumable materialsCost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties, respectively.